S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.24
With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.23
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.84
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 56,708,691
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	9,710,715
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.9
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 65,146,191
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	11,143,214
Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,835,715
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	4.84
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.91
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 37,958,691
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	4.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.9
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 43,583,691
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	8,986,964
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.53
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 19,208,691
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	5,960,715
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.53
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 22,021,191
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	6,830,714
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	1.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.65
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	4,539,846
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8.75
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.97
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.78
Net Tangible Book Value (in Dollars) | $	$ (67,559)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used, Adjustment	5,128,595
Public Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.54
Public Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.54
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,500,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	86,750,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	75,500,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	86,750,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	75,500,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	86,750,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	75,500,000
Net Proceeds from this Offering and Sale of the Private Placement Warrant Packages, Net of Expenses [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	86,750,000
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Plus: Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	26,250
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(18,750,000)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(21,562,500)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(37,500,000)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(43,125,000)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(56,250,000)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(64,687,500)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(70,458,690)
Less: Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (81,708,690)
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	7,500,000
Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	8,625,000
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,071,429
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,232,143
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,071,429
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,232,143
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,071,429
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,232,143
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,071,429
Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,232,143
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	214,286
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	222,321
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	214,286
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	222,321
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	214,286
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	222,321
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	214,286
Ordinary Shares Underlying the Rights to be Included in the Private Placement Warrant Packages [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	222,321
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	300,000
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	345,000
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	300,000
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	345,000
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	300,000
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	345,000
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	300,000
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	345,000
Less: Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(1,875,000)
Less: Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(2,156,250)
Less: Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Less: Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Less: Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(5,625,000)
Less: Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(6,468,750)
Less: Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,045,869)
Less: Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,170,869)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,250
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,250